Commitments and Contingencies (Details Narrative 1) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 14, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Commitments and contingencies additional details
Payment of license fees			$ 125,000	$ 175,000
Annual license maintenance fees				$ 125,000
Amortization of the cost of these intangible assets over the remaining useful life of the agreements				10 years
Recorded a loss on disposal				$ 16,591
Start up costs		$ 285,000		255,000
Estimated cost of this program				1,700,000
Bonus for key company executive if the Company execute transactions as specified in the contract	$ 1,000,000			1,000,000
Compensation to the company’s stockholders				50,000,000
Annual minimum lease payments for this office space				76,200
Security deposit for lease		9,525		9,525
Rent expenses		57,634	$ 55,630	74,680	$ 31,485
Plaintiff amount		$ 325,200		$ 325,200